Taxes - Schedule of Deferred Tax Accounts (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating losses	$ 7,035,076	$ 2,406,410
Excess of deductible advertising fee	1,984,970	569,335
Accrued salaries and welfare	246,450	87,438
Donation expenditure	80,261	80,261
Deferred rent	46,374	29,388
Allowance for doubtful accounts	9,143	1,740
Allowance for inventories	1,857	916
Gross deferred tax asset	9,404,131	3,175,488
Valuation allowance	(9,404,131)	(3,175,488)
Net deferred tax asset (liability)